Provision for Legal Claims	12 Months Ended
Jun. 30, 2021
Disclosure Of Provisions For Legal Claims Explanatory [Abstract]
Provision for legal claims
27.	Provision for legal claims

The Company is involved in civil, labor, environmental and tax lawsuits and administrative proceedings. The provision for probable losses arising from these lawsuits is determined and updated by management, supported by the opinion of the Company’s external legal advisors.

Probable likelihood of loss

	Labor	Civil	Environ.	Total
At June 30, 2019	802	-	22	824
Additions	418	65	378	861
Monetary restatement	103	2	-	105
Reversals	(365)	-	-	(365)
Acquisition Agrifirma	60		-	60
At June 30, 2020	1,018	67	400	1,485
Additions	1,010	-	260	1,270
Monetary restatement	150	2	34	186
Reversal	279	(69)	(262)	(52)
Payments	(1,444)	-	-	(1,444)
At June 30, 2021	1,013	-	432	1,445

Possible likelihood of loss

The Company is party to legal suits of civil, labor, environmental and tax natures, and administrative tax proceedings for which no provisions were set up, since they involve risk of loss classified as possible by the Company and its external legal advisors. The contingencies are as follows:

	2021	2020
Civil	10,570	9,532
Tax	3,532	4,511
Labor	825	3,389
Environmental	-	193
	14,927	17,625

Judicial deposits

	2021	2020
Labor	339	378
Tax	1,195	1,178
Civil	152	150
Environmental	434	-
(Note 7)	2,120	1,706